Current Taxes and Deferred Taxes - Total Tax Receivable (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Current tax assets	$ 357	$ 677
Current tax liabilities	(76,289)	(4,907)
Total tax receivable (payable), net	$ (75,932)	$ (4,230)